Goldman Sachs Income Builder Fund Annual Fund Operating Expenses - Class A C Inst Inv R6 Shares [Member] - Goldman Sachs Income Builder Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.16%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.94%	[1]
Fee Waiver or Reimbursement	(0.13%)	[2]
Net Expenses (as a percentage of Assets)	0.81%
Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.16%
Other Expenses (as a percentage of Assets):	0.41%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.69%	[1]
Fee Waiver or Reimbursement	(0.13%)	[2]
Net Expenses (as a percentage of Assets)	1.56%
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.08%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.61%	[1]
Fee Waiver or Reimbursement	(0.13%)	[2]
Net Expenses (as a percentage of Assets)	0.48%
Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.16%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.69%	[1]
Fee Waiver or Reimbursement	(0.13%)	[2]
Net Expenses (as a percentage of Assets)	0.56%
Class R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.07%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.60%	[1]
Fee Waiver or Reimbursement	(0.13%)	[2]
Net Expenses (as a percentage of Assets)	0.47%

[1]	The “Total Annual Fund Operating Expenses” do not correlate to the ratio of total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
[2]	The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee of 0.44% as an annual percentage of daily net assets; (ii) waive a portion of its management fee in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests; and (iii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. These arrangements will remain in effect through at least February 28, 2027, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.